UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22432

Oxford Lane Capital Corp.

(Exact name of registrant as specified in charter)

8 Sound Shore Drive, Suite 255
Greenwich, CT	06830
(Address of principal executive offices)	(Zip code)

Jonathan H. Cohen
Chief Executive Officer
Oxford Lane Capital Corp.
8 Sound Shore Drive, Suite 255
Greenwich, CT 06830
(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 983-5275

Date of fiscal year end: March 31

Date of reporting period: June 30, 2019

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS

JUNE 30, 2019

(Unaudited)

Item 1. Schedule of Investments

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Debt Investments
Structured Finance - Debt Investments
Longfellow Place CLO, Ltd.
CLO secured notes - Class FRR(3)(6), 11.10% (LIBOR + 8.50%, due April 15, 2029)	$775,000	$625,899	$643,018

Midocean Credit CLO VI
CLO secured notes - Class ER(3)(6), 9.42% (LIBOR + 6.90%, due January 20, 2029)	6,000,000	6,000,000	5,970,000

Mountain Hawk II CLO, Ltd.
CLO secured notes - Class E(3)(6), 7.39% (LIBOR + 4.80%, due July 20, 2024)	8,000,000	7,055,225	6,088,000

OZLM XIII, Ltd.
CLO secured notes - Class D(3)(6), 8.03% (LIBOR + 5.45%, due July 30, 2027)	9,500,000	8,805,177	8,730,500

OZLM XXII, Ltd.
CLO secured notes - Class E(3)(6), 9.98% (LIBOR + 7.39%, due January 17, 2031)	2,670,000	2,586,347	2,307,414
Total Structured Finance - Debt Investments		$25,072,648	$23,738,932	5.94%
Total Collateralized Loan Obligation - Debt Investments		$25,072,648	$23,738,932	5.94%

Collateralized Loan Obligation - Equity Investments
Structured Finance - Equity Investments
ALM XVII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.93%, maturity January 15, 2028)	$6,500,000	$3,731,575	$3,489,880

AMMC CLO XI, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.25%, maturity April 30, 2031)	2,100,000	1,267,390	1,113,000

AMMC CLO XII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.04%, maturity November 10, 2030)	11,428,571	5,862,683	4,685,714

Anchorage Capital CLO 4- R, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.66%, maturity January 28, 2031)	6,000,000	5,102,246	4,920,000

Anchorage Capital CLO 5- R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.64%, maturity January 15, 2030)	4,000,000	3,968,899	3,228,305

Anchorage Capital CLO 8, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 21.55%, maturity July 28, 2028)	6,000,000	4,990,457	4,920,000

Apex Credit CLO 2015-II, Ltd. (fka: JFIN CLO 2015-II Ltd.)
CLO subordinated notes(5)(7), (Estimated yield 16.96%, maturity October 17, 2026)	5,750,000	4,630,466	3,747,199

Apex Credit CLO 2018 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.88%, maturity April 25, 2031)	9,750,000	7,664,330	7,304,911

Apex Credit CLO 2019 Ltd.
CLO subordinated notes(5)(7)(9), (Estimated yield 22.03%, maturity April 18, 2032)	16,000,000	13,483,394	13,600,000

Arch Street CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 29.76%, maturity October 20, 2028)	3,000,000	1,986,586	2,010,000

Ares XXVII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 25.59%, maturity July 28, 2029)	17,000,000	8,071,455	7,659,760

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2019

(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Ares XXXVII CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 26.65%, maturity October 15, 2030)	$15,000,000	$10,679,040	$10,996,655

Ares XL CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.52%, maturity January 15, 2029)	10,100,000	7,207,433	6,018,937

Atlas Senior Loan Fund XII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 23.56%, maturity October 24, 2031)	1,500,000	1,075,679	1,125,000

Battalion CLO VI Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 17, 2026)	5,000,000	439,349	150,000

Battalion CLO VII Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.02%, maturity July 17, 2028)	26,900,000	16,120,245	11,029,000

Benefit Street Partners CLO III Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.62%, maturity July 20, 2029)	5,000,000	2,264,942	2,250,000

Benefit Street Partners CLO V Ltd.
CLO preference shares (5)(7)(10), (Estimated yield 0.00%, maturity October 20, 2026)	11,500,000	852,715	460,000

B&M CLO 2014-1 LTD
CLO subordinated notes(5)(7), (Estimated yield -34.79%, maturity April 16, 2026)	2,000,000	558,414	360,000

Bristol Park CLO, Ltd.
CLO income notes(5)(7), (Estimated yield 10.34%, maturity April 15, 2029)	10,000,000	7,688,395	5,500,000

Canyon Capital CLO 2015-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 24.42%, maturity April 15, 2029)	10,000,000	6,404,273	5,400,000

Carlyle Global Market Strategies CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.67%, maturity January 18, 2029)	16,098,067	10,340,544	9,062,372

Carlyle Global Market Strategies CLO 2014-5, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.36%, maturity July 15, 2031)	5,500,000	3,441,464	2,970,000

Cathedral Lake CLO 2013, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.10%, maturity October 15, 2029)	6,350,000	2,937,495	2,476,500

Cathedral Lake II, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 22.21%, maturity July 15, 2029)	12,112,200	7,592,965	6,964,515

CIFC Funding 2013-III-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.34%, maturity April 24, 2031)	4,900,000	2,427,625	2,450,000

CIFC Funding 2014, Ltd.
CLO income notes(5)(7), (Estimated yield 15.87%, maturity January 18, 2031)	6,000,000	3,659,445	3,165,000

CIFC Funding 2014-III, Ltd.
CLO income notes(5)(7)(12), (Estimated yield 20.63%, maturity October 22, 2031)	18,225,000	10,653,313	10,023,750

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2019

(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Dryden 49 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 16.43%, maturity July 18, 2030)	$12,850,000	$9,623,860	$8,352,500

Dryden 54 Senior Loan Fund
CLO subordinated notes(5)(7), (Estimated yield 16.34%, maturity October 19, 2029)	2,500,000	2,042,350	1,775,000

Ellington CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.71%, maturity February 15, 2029)	6,000,000	5,001,397	4,140,000

Figueroa CLO 2013-2, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.59%, maturity June 20, 2027)	8,500,000	4,185,179	3,995,000

Flatiron CLO 17 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.22%, maturity May 15, 2030)	2,337,500	1,574,703	1,449,250

GoldenTree Loan Opportunities XI, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 13.42%, maturity January 18, 2031)	3,000,000	2,413,752	2,040,000

Halcyon Loan Advisors Funding 2015-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.36%, maturity April 20, 2027)	7,000,000	3,298,507	1,050,000

Halcyon Loan Advisors Funding 2018-1 Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.30%, maturity July 20, 2031)	11,250,000	10,267,357	9,337,500

HPS Loan Management 10-2016, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.26%, maturity January 20, 2028)	10,000,000	6,051,554	5,800,000

Hull Street CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield -18.94%, maturity October 18, 2026)	15,000,000	4,197,718	900,000

ICG US CLO 2016-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 9.21%, maturity July 29, 2028)	4,750,000	4,566,751	3,431,400

Ivy Hill Middle Market Credit VII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 8.81%, maturity October 20, 2029)	5,400,000	4,456,594	3,073,010

Jamestown CLO III, Ltd.
CLO subordinated notes(5)(7)(10), (Estimated yield 0.00%, maturity January 15, 2026)	15,575,000	936,600	—

Jamestown CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 7.09%, maturity July 15, 2026)	9,500,000	2,841,440	950,000

Jamestown CLO VII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 9.47%, maturity July 25, 2027)	13,912,500	6,799,198	5,565,000

Longfellow Place CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.71%, maturity April 15, 2029)	19,640,000	7,870,371	4,563,705

Madison Park Funding XV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 14.07%, maturity January 27, 2026)	7,000,000	4,221,299	3,920,000

Madison Park Funding XXII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.97%, maturity October 25, 2029)	15,000,000	11,915,090	11,880,000

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2019

(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Madison Park Funding XXIV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.29%, maturity January 20, 2028)	$3,568,750	$2,634,428	$2,569,500

Madison Park Funding XXV, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 13.53%, maturity April 25, 2029)	1,300,000	1,174,417	1,014,000

Madison Park Funding XXIX, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 13.40%, maturity October 18, 2047)	17,000,000	14,545,675	14,110,000

Madison Park Funding XXX, Ltd.
CLO subordinated notes(5)(7)(11)(12), (Estimated yield 20.29%, maturity April 15, 2029)	17,550,000	15,902,160	15,844,137

Madison Park Fund XLI, Ltd. (fka: Atrium XII CLO)
CLO subordinated notes(4)(5)(7)(11), (Estimated yield 17.22%, maturity April 22, 2027)	34,762,500	23,400,976	23,290,875

Marble Point CLO XI Ltd.
CLO income notes(5)(7), (Estimated yield 20.05%, maturity December 18, 2047)	4,000,000	2,915,498	2,840,000

Midocean Credit CLO III
CLO income notes(5)(7), (Estimated yield 22.61%, maturity April 21, 2031)	16,650,000	7,010,501	6,327,000

Midocean Credit CLO VI
CLO income notes(5)(7)(11), (Estimated yield 13.79%, maturity January 20, 2029)	29,700,000	24,494,001	17,560,125

Mountain Hawk II CLO, Ltd.
CLO secured notes (5)(7), (Estimated yield -18.80%, maturity July 20, 2024)	25,670,000	4,398,607	1,026,800

Mountain View CLO 2014-1 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.60%, maturity October 15, 2026)	15,000,000	3,411,538	1,412,386

Mountain View CLO 2017-2 Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.83%, maturity January 16, 2031)	1,400,000	1,146,415	1,064,000

Ocean Trails CLO VI
CLO subordinated notes(5)(7), (Estimated yield 29.23%, maturity July 15, 2028)	4,000,000	3,352,217	2,773,740

Octagon Investment Partners XXII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.03%, maturity January 22, 2030)	3,168,750	2,097,248	1,932,938

Octagon Investment Partners 33, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 16.65%, maturity January 20, 2031)	10,000,000	9,105,353	8,400,000

Octagon Investment Partners 38, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.21%, maturity July 20, 2030)	5,000,000	4,284,652	4,200,000

Octagon Investment Partners 39, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 16.94%, maturity October 20, 2030)	10,400,000	8,945,483	8,840,000

Octagon Investment Partners 40, Ltd.
CLO subordinated notes(4)(5)(7)(9), (Estimated yield 17.14%, maturity April 20, 2031)	47,250,000	41,803,035	42,052,500

Octagon Loan Funding, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.20%, maturity November 18, 2031)	1,774,526	1,016,925	1,011,480

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2019

(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
OFSI Fund VII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield -4.46%, maturity October 18, 2026)	$28,840,000	$17,679,875	$8,940,400

OFSI BSL VIII, Ltd.
CLO preferred shares(5)(7), (Estimated yield 21.21%, maturity August 16, 2029)	8,500,000	5,979,599	5,525,000

OFSI BSL IX, Ltd.
CLO preferred shares(5)(7)(12), (Estimated yield 18.69%, maturity July 31, 2118)	11,480,000	10,241,725	9,413,600

OHA Loan Funding 2012-1, Ltd.
CLO subordinated notes(5)(7)(10)(15), (Estimated yield 26.13%, maturity January 23, 2024)	7,400,000	1,047,586	1,480,000

OZLM Funding III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 11.20%, maturity January 22, 2029)	12,000,000	7,435,885	5,520,000

OZLM VIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 22.03%, maturity October 17, 2029)	10,000,000	3,393,867	3,100,000

OZLM XIII, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.59%, maturity July 30, 2027)	23,000,000	12,498,178	9,890,000

OZLM XIV, Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.98%, maturity January 15, 2029)	10,000,000	8,163,643	5,695,477

Regatta III Funding Ltd.
CLO subordinated notes(5)(7)(10)(16), (Estimated yield 0.00%, maturity April 15, 2026)	3,750,000	38,367	18,750

Seneca Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 48.74%, maturity October 20, 2026)	6,000,000	855,929	900,000

Shackleton 2013-IV-R CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.02%, maturity April 13, 2031)	11,750,000	9,822,729	7,692,660

Shackleton 2015-VII CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.30%, maturity July 15, 2031)	12,500,000	9,332,417	6,965,585

Shackleton 2017-X CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 10.49%, maturity April 20, 2029)	10,000,000	8,819,695	6,200,000

Sound Point CLO VI-R, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 17.73%, maturity October 20, 2031)	19,656,983	9,233,522	8,649,073

Steele Creek CLO 2016-1, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 18.98%, maturity June 15, 2031)	4,000,000	3,573,455	3,000,000

Telos CLO 2013-3, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 3.41%, maturity July 17, 2026)	14,332,210	8,461,554	4,586,307

Telos CLO 2013-4, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 18.87%, maturity January 17, 2030)	11,350,000	7,218,036	4,813,294

Telos CLO 2014-6, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 22.16%, maturity January 17, 2027)	21,400,000	9,137,917	7,520,764

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2019

(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Thacher Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 28.30%, maturity October 20, 2026)	$4,500,000	$1,271,695	$1,305,000

THL Credit Wind River 2015-1 CLO Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 20.71%, maturity October 20, 2030)	1,300,000	817,975	838,500

THL Credit Wind River 2017-1 CLO Ltd.
CLO subordinated notes(5)(7)(11), (Estimated yield 10.80%, maturity April 18, 2029)	12,000,000	10,223,667	7,200,000

THL Credit Wind River 2017-4 CLO Ltd.
CLO subordinated notes(5)(7), (Estimated yield 15.95%, maturity November 20, 2030)	8,200,000	7,746,597	7,134,000

Tralee CLO II, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 27.94%, maturity July 20, 2029)	6,300,000	2,514,852	1,890,000

Tralee CLO IV, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 19.68%, maturity January 20, 2030)	13,270,000	11,797,177	9,023,600

Trinitas CLO VIII, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 19.94%, maturity July 20, 2117)	750,000	633,809	607,500

Tryon Park CLO, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 17.63%, maturity July 15, 2025)	4,226,000	1,395,851	1,267,800

Venture XIV CLO, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 22.02%, maturity August 28, 2029)	9,250,000	5,100,963	3,515,000

Venture XV CLO, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 9.66%, maturity July 15, 2028)	6,500,000	4,310,243	2,665,000

Venture XVII CLO, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 20.14%, maturity April 15, 2027)	17,000,000	11,121,192	7,733,958

Venture XX CLO, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 12.84%, maturity April 15, 2027)	6,000,000	4,128,409	3,060,000

Venture XXI CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 22.32%, maturity July 15, 2027)	30,000,000	18,717,680	14,700,000

Venture 32 CLO, Limited
CLO subordinated notes(5)(7), (Estimated yield 19.34%, maturity July 18, 2031)	3,500,000	3,205,488	3,045,000

Venture 37 CLO, Limited
CLO subordinated notes(5)(7)(9), (Estimated yield 19.71%, maturity July 15, 2032)	9,000,000	7,672,514	8,100,000

Vibrant CLO III, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 20.54%, maturity October 20, 2031)	5,000,000	3,633,853	3,250,000

Wellfleet 2016-2 CLO, Ltd.
CLO subordinated notes(5)(7), (Estimated yield 21.62%, maturity October 20, 2028)	10,000,000	8,493,685	6,500,000

West CLO 2014-1, Ltd.
CLO subordinated notes(5)(7)(12), (Estimated yield 32.30%, maturity July 18, 2026)	20,250,000	8,725,968	8,302,500

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.

SCHEDULE OF INVESTMENTS – (continued)

JUNE 30, 2019

(Unaudited)

COMPANY/INVESTMENT(1)(14)	PRINCIPAL AMOUNT	COST	FAIR VALUE(2)	% of Net Assets
Collateralized Loan Obligation - Equity Investments - (continued)
Structured Finance - Equity Investments (continued)
Zais CLO 8, Limited
CLO subordinated notes(5)(7)(12), (Estimated yield 27.42%, maturity April 15, 2029)	$3,000,000	$2,317,417	$2,370,000

Zais CLO 9, Limited
CLO subordinated notes(5)(7), (Estimated yield 21.05%, maturity July 20, 2031)	10,700,000	9,325,465	8,731,200

Other CLO equity related investments
CLO other(8)		—	2,216,337
Total Structured Finance - Equity Investments		$675,094,145	$568,938,649	142.29%
Total Collateralized Loan Obligation - Equity Investments		$675,094,145	$568,938,649	142.29%

Total Investments		$700,166,793	$592,677,581	148.23%

Cash and Cash Equivalents
First American Government Obligations Fund(13)		$16,992,211	$16,992,211
Total Cash and Cash Equivalents		$16,992,211	$16,992,211	4.25%

Total Investments and Cash and Cash Equivalents		$717,159,004	$609,669,792	152.48%
LIABILITIES IN EXCESS OF OTHER ASSETS			(209,833,405)
NET ASSETS (equivalent to $8.01 per share based on 49,916,091 shares of common stock outstanding)			$399,836,387

(Continued on next page)

See Accompanying Notes

OXFORD LANE CAPITAL CORP.
SCHEDULE OF INVESTMENTS – (continued)
JUNE 30, 2019
(Unaudited)

(1)	We do not “control” and are not an “affiliate” of any of our portfolio companies, each as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). In general, under the 1940 Act, we would be presumed to “control” a portfolio company if we owned more than 25% of its voting securities and would be an “affiliate” of a portfolio company if we owned 5% or more of its voting securities.
(2)	Fair value is determined in good faith by the Board of Directors of the Fund.
(3)	Cost value reflects accretion of original issue discount or market discount.
(4)	Investment represents greater than 5% of net assets.
(5)	Cost value reflects accretion of effective yield less any cash distributions received or entitled to be received from CLO equity investments.
(6)	The CLO secured notes generally bear interest at a rate determined by reference to three-month LIBOR which resets quarterly. For each CLO debt investment, the rate provided is as of June 30, 2019.
(7)	The CLO subordinated notes, preferred shares and income notes are considered equity positions in the CLO funds. Equity investments are entitled to recurring distributions which are generally equal to the remaining cash flow of the payments made by the underlying fund’s securities less contractual payments to debt holders and fund expenses. The estimated yield indicated is based upon a current projection of the amount and timing of these recurring distributions and the estimated amount of repayment of principal upon termination. Such projections are periodically reviewed and adjusted, and the estimated yield may not ultimately be realized.
(8)	Fair value represents discounted cash flows associated with fees earned from CLO equity investments
(9)	Investment has not made inaugural distribution for relevant period end.
(10)	The CLO equity investment was optionally redeemed. See “Note 2. Summary of Significant Accounting Policies.”
(11)	Securities held as collateral pursuant to repurchase agreement with Nomura Securities International, Inc. See “Note 2. Summary of Significant Accounting Policies.”
(12)	The CLO equity is co-invested with the Fund’s affiliates pursuant to an exemptive order issued on June 14, 2017 by the Securities and Exchange Commission (“SEC”). See “Note 4. Related Party Transactions.”
(13)	Represents cash equivalents held in a money market account as of June 30, 2019.
(14)	The fair value of the investment was determined using significant unobservable inputs. See “Note 3. Fair Value.”
(15)	This investment was optionally redeemed during the quarter ended June 30, 2019. See “Note 2. Summary of Significant Accounting Policies.”
(16)	This investment represents our percent ownership in certain equity securities transferred to OXLC upon the redemption of this investment on October 25, 2018.

See Accompanying Notes

OXFORD LANE CAPITAL CORP.
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2019
(Unaudited)

NOTE 1. UNAUDITED INTERIM FINANCIAL STATEMENTS

The Schedule of Investments of Oxford Lane Capital Corp. (“OXLC,” “we,” “us,” “our,” or the “Fund”) are prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) and pursuant to the requirements for reporting on Form N-Q. Accordingly, certain disclosures accompanying annual and semi-annual financial statements prepared in accordance with GAAP are omitted. In the opinion of management, all adjustments, consisting of normal recurring accruals, necessary for the fair statement of financial results for the interim periods have been omitted. The Schedule of Investments and notes thereto should be read in conjunction with the financial statements and notes thereto included in the Fund’s Form N-CSR for the year ended March 31, 2019, as filed with the SEC.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION

The Fund fair values its investment portfolio in accordance with the provisions of Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 820, Fair Value Measurement. Estimates made in the preparation of OXLC’s Schedule of Investments include the valuation of investments and the related amounts of unrealized appreciation and depreciation of investments recorded. OXLC believes that there is no single definitive method for determining fair value in good faith. As a result, determining fair value requires that judgment be applied to the specific facts and circumstances of each portfolio investment while employing a consistently applied valuation process for the types of investments OXLC makes. OXLC is required to specifically fair value each individual investment on a quarterly basis.

ASC 820-10 clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. ASC 820-10 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. ASC 820-10 also establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, which includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities in markets that are not active; and Level 3, defined as unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions. OXLC considers the attributes of current market conditions on an on-going basis and has determined that due to the general illiquidity of the market for its investment portfolio, whereby little or no market data exists.

Collateralized Loan Obligations — Debt and Equity

OXLC has acquired debt and equity positions in Collateralized Loan Obligations (“CLO”) investment vehicles and has purchased CLO warehouse facilities. These investments are special purpose financing vehicles. In valuing such investments, OXLC considers the indicative prices provided by a recognized industry pricing service as a primary source, and the implied yield of such prices, supplemented by actual trades executed in the market at or around period-end, as well as the indicative prices provided by the broker who arranges transactions in such investment vehicles. OXLC also considers those instances in which the record date for an equity distribution payment falls on the last day of the period, and the likelihood that a prospective purchaser would require a downward adjustment to the indicative price representing substantially all of the pending distribution. Additional factors include any available information on other relevant transactions, including firm bids and offers in the market and information resulting from bids-wanted-in-competition. In addition, OXLC considers the operating metrics of the specific investment vehicle, including compliance with collateralization tests, defaulted and restructured securities, and payment defaults, if any. Oxford Lane Management, LLC (“OXLC Management” or the “Adviser”) or the Fund’s board of directors (the “Board of Directors”) may elect to engage third-party valuation firms to provide assistance to our Valuation Committee and Board of Directors in valuing certain of our investments, including, but not limited to, when requested by the Board of Directors or the Adviser. If a third-party valuation firm is engaged by the Fund, it will provide the Board of Directors with a written report with respect to each investment it has reviewed. The Valuation Committee will evaluate the impact of such additional information, and factor it into its consideration of fair value.

OXFORD LANE CAPITAL CORP.
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2019
(Unaudited)

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (cont.)

Securities Sold Under Agreement to Repurchase

The Fund has entered into an agreement whereby it sold securities to be repurchased at an agreed-upon price and date. Under this agreement, the Fund accounts for this transaction as a collateralized financing transaction which is recorded at the contracted repurchase amount plus interest. The Fund’s securities sold under the agreement to repurchase are carried at cost; which approximates fair value. Refer to “Note 8. Borrowings Related to Securities Sold Under Agreement to Repurchase” in our most recent Annual Report as of March 31, 2019 for additional information.

SECURITIES TRANSACTIONS

Securities transactions are recorded on trade date. An optional redemption (“optionally redeemed”) feature of a CLO allows a majority of the holders of the equity securities issued by the CLO issuer, after the end of a specified non-call period, to cause the redemption of the secured notes issued by the CLO with proceeds paid either through the liquidation of the CLO’s assets or through a refinancing with new debt. The optional redemption is effectively a voluntary prepayment of the secured debt issued by the CLO prior to the stated maturity of such debt. Distributions received on CLO equity investments which were optionally redeemed are first applied to the remaining cost basis until it is reduced to zero, after which distributions are recorded as realized gains.

NOTE 3. FAIR VALUE

The Fund’s assets measured at fair value on a recurring basis subject to the disclosure requirements of ASC 820-10 at June 30, 2019 were as follows:

	Fair Value Measurements at Reporting Date Using

Assets ($ in millions)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

CLO debt	$—	$—	$23.7	$23.7

CLO equity	—	—	569.0	569.0

Total investments at fair value	—	—	592.7	592.7
Cash and cash equivalents	17.0	—	—	17.0
Total assets at fair value	$17.0	$—	$592.7	$609.7

Significant Unobservable Inputs for Level 3 Investments

In accordance with ASC 820-10, the following table provides quantitative information about the Fund’s Level 3 fair value measurements as of June 30, 2019. The Fund’s valuation policy, as described above, establishes parameters for the sources and types of valuation analysis, as well as the methodologies and inputs that the Fund uses in determining fair value. If the Board of Directors or OXLC Management determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work may be undertaken. The weighted average calculations in the table below are based on the fair value within each respective valuation technique and methodology and asset category.

	Quantitative Information about Level 3 Fair Value Measurements
Assets	Fair Value as of June 30, 2019	Valuation Techniques / Methodologies	Unobservable Input	Range / Weighted Average(3)	Impact to Valuation from an Increase in Input(4)
	($ in millions)
CLO debt	$23.7	Market quotes	NBIP(1)	76.1%-99.5% / 88.1%	NA

CLO equity	404.2	Market quotes	NBIP(1)	4.0%-90.3% / 55.8%	NA
	29.4	Recent Transaction	Actual trade	59.1%-79.2% / 65.9%	NA
	131.0	Yield Analysis	NBIP(1)	9.4%-84.0% / 49.4%	Decrease
	2.1	Liquidation Net Asset Value(5)	NBIP(1)	0.5%-20.0% / 7.6%	NA

CLO equity - side letters	2.1	Discounted cash flow(2)	Discount rate(2)	12.6%-21.8% / 14.8%	Decrease
	0.1	Recent Transaction	Actual trade	94.3%	NA

Total Fair Value for Level 3 Investments (6)	$592.7

OXFORD LANE CAPITAL CORP.
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2019
(Unaudited)

NOTE 3. FAIR VALUE (cont.)

(1)	The Fund generally uses non-binding indicative prices (“NBIP”) provided by an independent pricing service or broker on or near the valuation date as the primary basis for the fair value determinations for CLO debt and equity investments, which may be adjusted for pending equity distributions as of the valuation date. These prices are non-binding, and may not be determinative of fair value. Each price is evaluated by the Board of Directors in conjunction with additional information compiled by OXLC Management, including performance and covenant compliance information as provided by the independent trustee.

(2)	The Fund calculates the fair value of CLO equity side letters based upon the net present value of expected contractual payment streams discounted using estimated market yields for the equity tranche of the respective CLO vehicle.

(3)	Weighted averages are calculated based on fair value of investments.

(4)	The impact on fair value measurement of an increase in each unobservable input is in isolation. The discount rate is the rate used to discount future cash flows in a discounted cash flow calculation. An increase in discount rate, in isolation, would result in a decrease in a fair value measurement. Significant increases or decreases in any of the unobservable inputs in isolation may result in a significantly lower or higher fair value measurement.

(5)	The fair value of those CLO equity positions which have been optionally redeemed are generally valued using a liquidation net asset value basis which represents the estimated expected residual value of the CLO as of the end of the period.

(6)	Total may not sum due to rounding.

OXFORD LANE CAPITAL CORP.
NOTES TO SCHEDULE OF INVESTMENTS
JUNE 30, 2019
(Unaudited)

NOTE 4. RELATED PARTY TRANSACTIONS

Co-Investment Exemptive Relief

On June 14, 2017, the SEC issued an order permitting OXLC and certain of its affiliates to complete negotiated co-investment transactions in portfolio companies, subject to certain conditions (the “Order”). Subject to satisfaction of certain conditions to the Order, OXLC and certain of its affiliates are now permitted, together with any future business development companies, registered closed-end funds and certain private funds, each of whose investment adviser is OXLC’s investment adviser or an investment adviser controlling, controlled by, or under common control with OXLC’s investment adviser, to co-invest in negotiated investment opportunities where doing so would otherwise be prohibited under the 1940 Act, providing OXLC’s stockholders with access to a broader array of investment opportunities.

Pursuant to the Order, OXLC is permitted to co-invest in such investment opportunities with its affiliates if a “required majority” (as defined in Section 57(o) of the 1940 Act) of its independent directors make certain conclusions in connection with a co-investment transaction, including, but not limited to, that (1) the terms of the potential co-investment transaction, including the consideration to be paid, are reasonable and fair to OXLC and its stockholders and do not involve overreaching in respect of OXLC or its stockholders on the part of any person concerned, and (2) the potential co-investment transaction is consistent with the interests of OXLC’s stockholders and is consistent with OXLC’s then-current investment objective and strategies.

Item 2. Controls and Procedures.

(a)       Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, the “Disclosure Controls”) as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-Q (the “Report”), the Chief Executive Officer (the principal executive officer) and Chief Financial Officer (the principal financial officer) have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)       There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OXFORD LANE CAPITAL CORP.

By:	/s/ Jonathan H. Cohen
Name: Jonathan H. Cohen
Title: Chief Executive Officer

Date: August 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan H. Cohen	By:	/s/ Bruce L. Rubin
	Name: Jonathan H. Cohen		Name: Bruce L. Rubin
	Title: Chief Executive Officer		Title: Chief Financial Officer
	(Principal Executive Officer)		(Principal Financial Officer)

	Date: August 1, 2019		Date: August 1, 2019